Parent company only condensed financial information	12 Months Ended
Dec. 31, 2019
Parent company only condensed financial information
Parent company only condensed financial information
37. Parent company only condensed financial information
The Company performed a test on the restricted net assets of the consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation
S-X
Rule
4-08
(e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.
The subsidiaries did not pay any dividend to the Company for the periods presented. Certain information and footnote disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.
As of December 31, 2019, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.
Condensed Balance Sheets

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				Note 2(g)
ASSETS
Current assets:
Cash and cash equivalents	8,964,809	2,196,796	6,575,639	944,531
Short term investments	—	755	767	110
Prepayments and other current assets	63,853	121,822	2,408	346
Amount due from related parties	715,671	1,555,288	3,186,818	457,758

Total current assets	9,744,333	3,874,661	9,765,632	1,402,745

Non-current assets:
Investment in equity investees	7,514	—	—	—
Investments in subsidiaries and consolidated VIEs	45,675,625	64,127,171	81,301,020	11,678,161
Investment securities	35,893	12,978	13,192	1,895
Intangible assets, net	3,092,549	1,569,483	965,165	138,637
Other non-current assets	—	121,453	106,030	15,230

Total non-current assets	48,811,581	65,831,085	82,385,407	11,833,923

Total assets	58,555,914	69,705,746	92,151,039	13,236,668

LIABILITIES
Current liabilities:
Accounts payable	—	—	140	20
Taxes payable	—	—	4,497	646
Accrued expenses and other liabilities	67,743	60,190	238,650	34,279

Total current liabilities	67,743	60,190	243,287	34,945

Non-current liabilities:
Long-term borrowings	—	3,088,440	3,139,290	450,931
Unsecured senior notes	6,447,357	6,786,143	6,912,492	992,917

Total non-current liabilities	6,447,357	9,874,583	10,051,782	1,443,848

Total liabilities	6,515,100	9,934,773	10,295,069	1,478,793

SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.00002 par value; 100,000,000,000 shares authorized; 2,477,346,590 Class A ordinary shares issued and 2,406,652,132 outstanding, 461,362,309 Class B ordinary shares issued and 446,011,297 outstanding as of December 31, 2017; 2,507,473,330 Class A ordinary shares issued and 2,447,926,638 outstanding, 458,342,517 Class B ordinary shares issued and 446,369,717 outstanding as of December 31, 2018; 2,520,271,138 Class A ordinary shares issued and 2,480,575,334 outstanding, 453,672,011 Class B ordinary shares issued and 443,739,929 outstanding as of December 31, 2019)	377	380	381	55
Additional paid-in capital	76,254,607	82,832,895	90,676,122	13,024,810
Statutory reserves	635,966	1,400,412	1,459,165	209,596
Treasury stock	(4,457,608)	(3,783,729)	(2,530,166)	(363,436)
Accumulated deficit	(22,234,609)	(24,038,081)	(11,912,679)	(1,711,149)
Accumulated other comprehensive income	1,842,081	3,359,096	4,163,147	597,999

Total shareholders’ equity	52,040,814	59,770,973	81,855,970	11,757,875

Total liabilities and shareholders’ equity	58,555,914	69,705,746	92,151,039	13,236,668

Condensed Statements of Operations and Comprehensive Income

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ Note 2(g)
Operating expenses
Marketing	(1,215,222)	(1,218,920)	(301,495)	(43,307)
General and administrative	(556,534)	(495,835)	(469,688)	(67,466)

Loss from operations	(1,771,756)	(1,714,755)	(771,183)	(110,773)
Share of income/(loss) of subsidiaries and consolidated VIEs	1,717,151	(653,408)	12,575,644	1,806,378
Interest income	66,848	220,186	163,974	23,553
Interest expense	(260,756)	(315,683)	(376,152)	(54,031)
Others, net	96,256	(27,973)	591,872	85,017

Net income/(loss)	(152,257)	(2,491,633)	12,184,155	1,750,144

Net income/(loss) attributable to ordinary shareholders	(152,257)	(2,491,633)	12,184,155	1,750,144

Net income/(loss)	(152,257)	(2,491,633)	12,184,155	1,750,144
Other comprehensive income:
Foreign currency translation adjustments	(822,052)	2,696,784	749,865	107,711
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains, net of tax	1,473,014	237,585	312,723	44,920
Reclassification adjustment for gains recorded in net income, net of tax	(352,274)	(260,712)	(258,537)	(37,137)

Net unrealized gains/(losses) on available-for-sale securities	1,120,740	(23,127)	54,186	7,783

Total other comprehensive income	298,688	2,673,657	804,051	115,494

Total comprehensive income	146,431	182,024	12,988,206	1,865,638

Condensed Statements of Cash Flows

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ Note 2(g)
Net cash provided by/(used in) operating activities	(105,219)	(233,195)	697,927	100,251
Cash flows from investing activities:
Purchases of investment securities	—	(755)	—	—
Cash received from disposal of investment securities	—	7,893	—	—
Cash received from/(prepayments and investments in) subsidiaries and consolidated VIEs	2,359,092	(12,425,233)	5,202,711	747,323
Prepayments and investments in equity investees	(7,646)	—	—	—
Loans provided to JD Digits	(31,161)	(839,617)	(1,631,530)	(234,355)

Net cash provided by/(used in) investing activities	2,320,285	(13,257,712)	3,571,181	512,968

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	—	3,531,870	—	—
Repurchase of ordinary shares	—	(205,886)	(131,010)	(18,818)
Proceeds from long-term borrowings	—	2,890,575	—	—
Proceeds from settlement of capped call options	737,501	—	—	—
Proceeds from issuance of ordinary shares pursuant to share-based awards	135,745	48,555	112,153	16,110
Upfront fee payment for long-term borrowings	—	(81,581)	—	—

Net cash provided by/(used in) financing activities	873,246	6,183,533	(18,857)	(2,708)

Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(240,077)	539,361	128,592	18,470

Net increase/(decrease) in cash, cash equivalents, and restricted cash	2,848,235	(6,768,013)	4,378,843	628,981
Cash, cash equivalents, and restricted cash at beginning of the year	6,116,574	8,964,809	2,196,796	315,550

Cash, cash equivalents, and restricted cash at end of the year	8,964,809	2,196,796	6,575,639	944,531

Basis of presentation
The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and consolidated VIEs.
For the Company only condensed financial information, the Company records its investments in subsidiaries and consolidated VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented in the condensed balance sheets as “Investments in subsidiaries and consolidated VIEs” and shares in the subsidiaries and consolidated VIEs’ financial results are presented as “Share of income/(loss) of subsidiaries and consolidated VIEs” in the condensed statements of operations and comprehensive income/(loss). The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.